Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for loan losses	$ 3,267	$ 2,961
Securities	9,714	0
Pension	0	262
Other real estate owned	559	611
Deferred loan fees	462	401
Lease liability	322	386
Intangible assets	18	20
Accrued / deferred compensation	668	581
Other	420	392
Total deferred tax assets	15,430	5,614
Deferred tax liabilities:
Premises and equipment	427	428
Mortgage servicing rights	609	558
Deferred loan costs	422	327
Pension	378	0
Right-of-use asset	313	378
Prepaid expenses	456	409
Securities	0	117
Other	9	5
Total deferred tax liabilities	2,614	2,222
Net deferred tax assets	$ 12,816	$ 3,392